Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other payables
Schedule of trade and other payables

	At December 31,
	2018	2017
	$'m	$'m
Trade payables	1,517	1,469
Other payables and accruals	339	436
Other tax and social security payable	111	49
Payables and accruals for exceptional items	16	34
	1,983	1,988